Appleseed Fund
Schedule of Investments
December 31, 2024 (Unaudited)
Common Stocks — 69.60% Shares Fair Value
Canada — 4.52%
Materials — 1.36%
Cameco Corp. 15,000 $ 770,850
Real Estate — 3.16%
Boardwalk Real Estate Investment
Trust 40,000 1,787,590
Total Canada 2,558,440
China — 2.99%
Consumer Discretionary — 2.99%
Alibaba Group Holding Ltd. - ADR 20,000 1,695,800
Total China 1,695,800
France — 2.99%
Communications — 2.99%
Bollore SA 275,000 1,692,220
Total France 1,692,220
Greece — 3.98%
Industrials — 3.98%
Diana Shipping, Inc.
(a)
1,150,000 2,254,000
Total Greece 2,254,000
Ireland — 5.50%
Financials — 3.38%
AerCap Holdings NV 20,000 1,914,000
Health Care — 2.12%
Medtronic PLC 15,000 1,198,200
Total Ireland 3,112,200
Israel — 2.89%
Industrials — 2.89%
Ituran Location and Control Ltd. 52,500 1,635,375
Total Israel 1,635,375
Japan — 1.31%
Technology — 1.31%
Sony Group Corp. - ADR 35,000 740,600
Total Japan 740,600
Mexico — 1.87%
Health Care — 1.87%
Wal-Mart de Mexico SAB de CV
- ADR 40,000 1,056,000
Total Mexico 1,056,000

Appleseed Fund
Schedule of Investments (continued)
December 31, 2024 (Unaudited)
Common Stocks — 69.60%- (continued) Shares Fair Value
Russia — 0.00%
Financials — 0.00%
Moscow Exchange MICEX-RTS
PJSC - ADR
(a)(b)(c)
1,300,000 $ 118
Sberbank of Russia PJSC - ADR
(a)(b)(c)
324,000 3
121
Total Russia 121
South Korea — 4.75%
Communications — 1.12%
Gravity Co. Ltd. - ADR
(a)
10,000 631,100
Technology — 3.63%
Samsung Electronics Co. Ltd. 57,000 2,053,873
Total South Korea 2,684,973
Switzerland — 2.03%
Health Care — 2.03%
Roche Holding AG - ADR 33,000 1,151,040
Total Switzerland 1,151,040
United States — 36.77%
Consumer Discretionary — 2.28%
VF Corp. 60,000 1,287,600
Consumer Staples — 10.36%
Dollar General Corp. 30,000 2,274,600
Estee Lauder Companies, Inc. (The),
Class A 30,000 2,249,400
Herbalife Nutrition Ltd.
(a)
200,000 1,338,000
5,862,000
Financials — 5.01%
AGNC Investment Corp. 150,000 1,381,500
Willis Lease Finance Corp. 7,000 1,452,850
2,834,350
Health Care — 4.12%
Ardelyx, Inc.
(a)
135,000 684,450
Humana, Inc. 6,500 1,649,115
2,333,565
Industrials — 4.37%
Stanley Black & Decker, Inc. 15,000 1,204,350
WESCO International, Inc. 7,000 1,266,720
2,471,070
Materials — 6.41%
CF Industries Holdings, Inc. 18,000 1,535,760
Mosaic Co. (The) 85,000 2,089,300
3,625,060

Appleseed Fund
Schedule of Investments (continued)
December 31, 2024 (Unaudited)
Common Stocks — 69.60%- (continued) Shares Fair Value
United States — 36.77%
(continued)
Real Estate — 2.35%
Alexander & Baldwin, Inc. 75,000 $ 1,330,500
Technology — 1.87%
SS&C Technologies Holdings, Inc. 14,000 1,060,920
Total United States 20,805,065
TOTAL  COMMON STOCKS
  (Cost $37,405,029) 39,385,834
Closed End Funds — 11.49%
Canada — 11.49%
Sprott Physical Gold Trust
(a)
250,000 5,035,000
Sprott Physical Uranium Trust
(a)
85,000 1,468,800
TOTAL  CLOSED END FUNDS
  (Cost $3,352,087) 6,503,800
Exchange-Traded Funds — 5.97%
United States — 5.97%
iShares Bitcoin Trust ETF
(a)
25,000 1,326,250
Simplify Interest Rate Hedge ETF 15,000 785,100
VanEck Merk Gold Shares
(a)
50,000 1,265,000
TOTAL  EXCHANGE-TRADED FUNDS
  (Cost $2,194,589) 3,376,350
Preferred Stocks — 1.72%
United States — 1.72%
Financials — 1.72%
Federal National Mortgage
Association, Series S, 5.25%
(a)
45,000 536,850
Federal National Mortgage
Association, Series T, 8.25%
(a)
40,000 436,640
TOTAL  PREFERRED STOCKS
  (Cost $154,842) 973,490
U.S. Government & Agencies — 2.16%
Principal
Amount Fair Value
United States Treasury Inflation Indexed Bonds, 0.50%,
1/15/2028
(d)
$ 1,000,000 1,223,546
TOTAL U.S. GOVERNMENT & AGENCIES
    (Cost $1,238,243) 1,223,546

Appleseed Fund
Schedule of Investments (continued)
December 31, 2024 (Unaudited)
Corporate Bonds — 1.98%
Principal
Amount Fair Value
AerCap Ireland Capital DAC, 3.50%, 1/15/2025 (Ireland) $ 500,000 $ 499,728
Discovery Communications LLC, 3.45%, 3/15/2025 625,000 622,792
TOTAL CORPORATE BONDS
    (Cost $1,121,418) 1,122,520
Convertible Bonds — 5.12%
Lumentum Holdings, Inc., 0.50%, 12/15/2026 2,000,000 2,206,000
Regions Financial Corp., 2.25%, 5/18/2025 700,000 693,094
TOTAL CONVERTIBLE BONDS
    (Cost $2,759,118) 2,899,094
Certificates of Deposit — 0.88%
Community Development Bank, 5.00%, 3/8/2025 250,000 250,000
Spring Bank, 4.88%, 3/31/2025 250,000 250,000
TOTAL CERTIFICATES OF DEPOSIT
    (Cost $500,000) 500,000
Money Market Funds - 0.73% Shares
Federated Hermes Government Obligations Fund, Institutional
Class, 4.35%
(e)
412,434 412,434
TOTAL MONEY MARKET FUNDS
    (Cost $412,434) 412,434
Total Investments — 99.76%
    (Cost $49,197,893) 56,457,201
Other Assets in Excess of Liabilities  —  0.24% 137,775
Net Assets — 100.00% $ 56,594,976
(a) Non-income producing security.
(b) Illiquid security. The total fair value of these securities as of December 31, 2024 was $121, representing
0.00% of net assets.
(c) Security is currently being valued according to the fair value procedures.
(d) Principal amount of security is adjusted periodically based on changes in the Consumer Price Index.
(e) Rate disclosed is the seven day effective yield as of December 31, 2024.
ADR - American Depositary Receipt.